Securities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Securities	Dec. 31, 2015 USD ($)
Investments, Debt and Equity Securities [Abstract]
Carrying value of pledged securities	$ 94,800	$ 100,500
Restricted stock investment in FHLB stock	4,100	4,100
Federal Reserve Bank stock	$ 471	$ 471
Number of securities in an unrealized loss position, Total | Securities	93
Number of securities in continuous unrealized loss position, 12 months or more | Securities	5